INCOME TAX (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Explanation of applicable rates
Total	30.00%	34.00%	35.00%	37.00%
Country of domicile [member]
Explanation of applicable rates
Rent					33.00%	34.00%	25.00%
CREE					0.00%	0.00%	9.00%
Surcharge					4.00%	6.00%	6.00%
Total					37.00%	40.00%	40.00%